LOANS AND NOTES PAYABLE - Loans Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loans payable	$ 348,214	$ 510,718
Galaxy Digital Holdings, LP
Debt Instrument [Line Items]
Loans payable	$ 348,214	$ 510,718	$ 93,069